Income taxes - Summary of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 85,804	$ 69,701
Deferred tax recovery	(28,229)	(8,477)
Income tax expense	$ 57,575	$ 61,224